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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-21734

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                     PIMCO Global StocksPLUS & Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

                               -----------------

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2022 to June 30, 2023

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21734
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO Global StocksPLUS & Income Fund









==================== PIMCO Global StocksPLUS & Income Fund =====================


ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A109
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Receive Management Board (Non-Voting)   None      None         Management
3     Approve Unaudited Standalone Financial  For       For          Management
      Statements
4     Approve Unaudited Consolidated          For       For          Management
      Financial Statements
5     Approve Allocation of Loss              For       For          Management
6     Approve Discharge of Directors          For       For          Management
7     Elect Thomas Josef Echelmeyer as        For       For          Management
      Director
8     Elect Heiner Arnoldi as Director        For       For          Management
9     Elect Stefan Brendgen as Director       For       For          Management
10    Appoint Auditor                         For       For          Management
11    Approve Remuneration Policy             For       Abstain      Management
12    Approve Remuneration Report             For       Abstain      Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A125
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Receive Management Board (Non-Voting)   None      None         Management
3     Approve Unaudited Standalone Financial  For       For          Management
      Statements
4     Approve Unaudited Consolidated          For       For          Management
      Financial Statements
5     Approve Allocation of Loss              For       For          Management
6     Approve Discharge of Directors          For       For          Management
7     Elect Thomas Josef Echelmeyer as        For       For          Management
      Director
8     Elect Heiner Arnoldi as Director        For       For          Management
9     Elect Stefan Brendgen as Director       For       For          Management
10    Appoint Auditor                         For       For          Management
11    Approve Remuneration Policy             For       Abstain      Management
12    Approve Remuneration Report             For       Abstain      Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A109
Meeting Date: JUN 21, 2023   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Approve Continuation Proposal           For       For          Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A125
Meeting Date: JUN 21, 2023   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Approve Continuation Proposal           For       For          Management


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BANCA MONTE DEI PASCHI DI SIENA SPA

Ticker:       BMPS           Security ID:  T1188K429
Meeting Date: APR 20, 2023   Meeting Type: Annual
Record Date:  APR 11, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements,           For       For          Management
      Statutory Reports, and Treatment of
      Net Loss
2.1   Approve Remuneration Policy             For       For          Management
2.2   Approve Second Section of the           For       For          Management
      Remuneration Report
3     Approve 2023 Incentive System Based on  For       For          Management
      Phantom Shares
4     Fix Number of Directors                 None      For          Shareholder
5     Fix Number of Vice-Chairmen             None      For          Shareholder
6.1   Slate 1 Submitted by Ministry of        None      Did Not Vote Shareholder
      Economy and Finance
6.2   Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
6.3   Slate 3 Submitted by Foundations        None      Did Not Vote Shareholder
7.a   Elect Nicola Maione as Board Chair      None      For          Shareholder
7.b   Elect Gianluca Brancadoro as Board      None      For          Shareholder
      Vice-Chairman
8     Approve Remuneration of Directors       None      For          Shareholder
9     Approve Remuneration of Board Chairman  None      For          Shareholder
10.1  Slate 1 Submitted by Ministry of        None      Against      Shareholder
      Economy and Finance
10.2  Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
10.3  Slate 3 Submitted by Foundations        None      Against      Shareholder
11    Approve Internal Auditors' Remuneration None      For          Shareholder
A Deliberations on a Liability Action Against Against Shareholder Against Alessandro Profumo and
      Fabrizio Viola


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CBL & ASSOCIATES PROPERTIES, INC.

Ticker:       CBL            Security ID:  124830878
Meeting Date: MAY 24, 2023   Meeting Type: Annual
Record Date:  APR 06, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Marjorie L. Bowen        For       For          Management
1.2   Elect Director David J. Contis          For       For          Management
1.3   Elect Director David M. Fields          For       For          Management
1.4   Elect Director Robert G. Gifford        For       For          Management
1.5   Elect Director Jeffrey Kivitz           For       For          Management
1.6   Elect Director Stephen D. Lebovitz      For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 03, 2023   Meeting Type: Annual
Record Date:  MAR 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Andrew Hobson            For       For          Management
1.4   Elect Director Thomas C. King           For       For          Management
1.5   Elect Director Joe Marchese             For       For          Management
1.6   Elect Director W. Benjamin Moreland     For       For          Management
1.7   Elect Director Mary Teresa Rainey       For       For          Management
1.8   Elect Director Scott R. Wells           For       For          Management
1.9   Elect Director Jinhy Yoon               For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert W. Pittman        For       For          Management
1.2   Elect Director James A. Rasulo          For       For          Management
1.3   Elect Director Richard J. Bressler      For       For          Management
1.4   Elect Director Samuel E. Englebardt     For       For          Management
1.5   Elect Director Brad Gerstner            For       For          Management
1.6   Elect Director Cheryl Mills             For       For          Management
1.7   Elect Director Graciela Monteagudo      For       For          Management
1.8   Elect Director Kamakshi                 For       For          Management
      Sivaramakrishnan
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management


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INTELSAT SA

Ticker:                      Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Board and Auditors' Report      None      None         Management
2     Approve Statutory Standalone Financial  For       For          Management
      Statements
3     Approve Consolidated Financial          For       For          Management
      Statements
4     Approve Discharge of Directors          For       For          Management
5     Approve Allocation of Income            For       For          Management
6     Approve Appointment and Co-optation of  For       For          Management
      David Wajsgras as Director
7     Approve Appointment and Co-optation of  For       For          Management
      David Mack as Director
8a    Reelect Directors (Bundled)             For       For          Management
9     Approve Remuneration of Directors for   For       For          Management
      the year 2022
10    Approve Remuneration of Directors for   For       For          Management
      the year 2023
11    Ratify KPMG Audit as Statutory Auditor  For       For          Management
12    Authorize Company and/or any Wholly     For       For          Management
      Owned Subsidiary to Purchase, Acquire,
      Receive or Hold Shares of Any Class


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STICHTING AK RABOBANK CERTIFICATEN

Ticker:       RABO           Security ID:  N22634XZ2
Meeting Date: MAY 16, 2023   Meeting Type: Bondholder
Record Date:  MAY 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Receive Announcements and Minutes of    For       Did Not Vote Management
      the May 24, 2022 Meeting
3     Approve Report on Rabobank              For       Did Not Vote Management
      Certificates and Activities of the
      STAK in 2022
4     Receive Explanation on Rabobank's Risk  For       Did Not Vote Management
      and Compensation Policy and Annual
      Figures 2022
5     Close Meeting                           None      None         Management


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UNITI GROUP INC.

Ticker:       UNIT           Security ID:  91325V108
Meeting Date: MAY 25, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jennifer S. Banner       For       For          Management
1b    Elect Director Scott G. Bruce           For       For          Management
1c    Elect Director Francis X. (Skip) Frantz For       For          Management
1d    Elect Director Kenneth A. Gunderman     For       For          Management
1e    Elect Director Carmen Perez-Carlton     For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify KPMG LLP as Auditors             For       For          Management

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPLUS & Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal
     Executive Officer)

Date: August 29, 2023